Pension And Postretirement Benefits (Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Assets And Liabilities, Fair Value [Member]
Non-interest bearing cash	$ 65	$ 100
Interest bearing cash	1	22
Foreign currency contract	6	57
Large cap domestic equity securities	4,745	6,698
Small to mid cap domestic equity securities	3,559	4,793
International equity securities - Developed markets	4,949	5,400
International equity securities - Emerging markets	990	740
Fixed income securities - Asset-backed securities	421	712
Fixed income securities - Mortgage-backed securities	3,038	2,727
Fixed income securities - Collateralized mortgage-backed securities	316	414
Fixed income securities - Collateralized mortgage obligations/REMICS	490	657
Fixed income securities - Other Corporate and other bonds and notes - Core	2,830	2,888
Fixed income securities - Other Corporate and other bonds and notes - Long duration	2,421	2,168
Fixed income securities - U.S. Government and governmental agencies	4,485	4,111
Fixed income securities - Municipal bonds	281	230
Fixed income securities - Convertible and preferred securities	313	291
Fixed income securities - Fixed income funds	347	377
Registered investment companies		1
Private equity funds	5,932	5,618
Real assets	2,555	2,314
Real estate funds	2,668	2,256
Commingled funds - Interest bearing investments	3,087	2,353
Commingled funds - Hedge funds	954	881
Commingled funds - Equities	1,117	1,769
Commingled funds - Fixed income	1,327	1,253
Securities lending collateral	4,177	5,644
Variation margin receivable		3
Assets at fair value	51,074	54,477
Overdrafts	59	3
Unrealized depreciation on foreign currency contracts	6	57
Investments sold short	537	573
Payable for variation margin	4
Written options payable		1
Liabilities at fair value	606	634
Total plan net assets at fair value	50,468	53,843
Other assets (liabilities)	(4,561)	(6,222)
Total Plan Net Assets	45,907	47,621
Pension Assets And Liabilities, Fair Value [Member] | Level 1 [Member]
Non-interest bearing cash	64	100
Interest bearing cash	1	0
Foreign currency contract	0	0
Large cap domestic equity securities	4,745	6,698
Small to mid cap domestic equity securities	3,554	4,786
International equity securities - Developed markets	4,890	5,398
International equity securities - Emerging markets	983	708
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other Corporate and other bonds and notes - Core	0	0
Fixed income securities - Other Corporate and other bonds and notes - Long duration	0	0
Fixed income securities - U.S. Government and governmental agencies	71	270
Fixed income securities - Municipal bonds	0	0
Fixed income securities - Convertible and preferred securities	105	63
Fixed income securities - Fixed income funds	0	0
Registered investment companies		1
Private equity funds	0	0
Real assets	0	0
Real estate funds	0	0
Commingled funds - Interest bearing investments	0	2
Commingled funds - Hedge funds	0	0
Commingled funds - Equities	0	0
Commingled funds - Fixed income	0	0
Securities lending collateral	1,295	2,740
Variation margin receivable		3
Assets at fair value	15,708	20,769
Overdrafts	59	3
Unrealized depreciation on foreign currency contracts	0	57
Investments sold short	537	573
Payable for variation margin	4
Written options payable		1
Liabilities at fair value	600	634
Total plan net assets at fair value	15,108	20,135
Pension Assets And Liabilities, Fair Value [Member] | Level 2 [Member]
Non-interest bearing cash	1	0
Interest bearing cash	0	22
Foreign currency contract	6	57
Large cap domestic equity securities	0	0
Small to mid cap domestic equity securities	5	7
International equity securities - Developed markets	56	2
International equity securities - Emerging markets	6	32
Fixed income securities - Asset-backed securities	413	709
Fixed income securities - Mortgage-backed securities	3,038	2,727
Fixed income securities - Collateralized mortgage-backed securities	316	414
Fixed income securities - Collateralized mortgage obligations/REMICS	490	657
Fixed income securities - Other Corporate and other bonds and notes - Core	2,758	2,877
Fixed income securities - Other Corporate and other bonds and notes - Long duration	2,421	2,168
Fixed income securities - U.S. Government and governmental agencies	4,414	3,841
Fixed income securities - Municipal bonds	281	230
Fixed income securities - Convertible and preferred securities	207	228
Fixed income securities - Fixed income funds	0	0
Registered investment companies		0
Private equity funds	1	1
Real assets	4	0
Real estate funds	6	0
Commingled funds - Interest bearing investments	3,087	2,351
Commingled funds - Hedge funds	945	831
Commingled funds - Equities	1,117	1,769
Commingled funds - Fixed income	943	1,253
Securities lending collateral	2,879	2,904
Variation margin receivable		0
Assets at fair value	23,394	23,080
Overdrafts	0	0
Unrealized depreciation on foreign currency contracts	6	0
Investments sold short	0	0
Payable for variation margin	0
Written options payable		0
Liabilities at fair value	6	0
Total plan net assets at fair value	23,388	23,080
Pension Assets And Liabilities, Fair Value [Member] | Level 3 [Member]
Non-interest bearing cash	0	0
Interest bearing cash	0	0
Foreign currency contract	0	0
Large cap domestic equity securities	0	0
Small to mid cap domestic equity securities	0	0
International equity securities - Developed markets	3	0
International equity securities - Emerging markets	1	0
Fixed income securities - Asset-backed securities	8	3
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other Corporate and other bonds and notes - Core	72	11
Fixed income securities - Other Corporate and other bonds and notes - Long duration	0	0
Fixed income securities - U.S. Government and governmental agencies	0	0
Fixed income securities - Municipal bonds	0	0
Fixed income securities - Convertible and preferred securities	1	0
Fixed income securities - Fixed income funds	347	377
Registered investment companies		0
Private equity funds	5,931	5,617
Real assets	2,551	2,314
Real estate funds	2,662	2,256
Commingled funds - Interest bearing investments	0	0
Commingled funds - Hedge funds	9	50
Commingled funds - Equities	0	0
Commingled funds - Fixed income	384	0
Securities lending collateral	3	0
Variation margin receivable		0
Assets at fair value	11,972	10,628
Overdrafts	0	0
Unrealized depreciation on foreign currency contracts	0	0
Investments sold short	0	0
Payable for variation margin	0
Written options payable		0
Liabilities at fair value	0	0
Total plan net assets at fair value	11,972	10,628
Postretirement Assets And Liabilities, Fair Value [Member]
Interest bearing cash	370	543
Large cap domestic equity securities	1,785	2,298
Small to mid cap domestic equity securities	1,180	1,452
International equity securities - Developed markets	1,939	2,779
International equity securities - Emerging markets	641	843
Fixed income securities - Asset-backed securities	51	51
Fixed income securities - Collateralized mortgage-backed securities	60	37
Fixed income securities - Collateralized mortgage obligations/REMICS	28	43
Fixed income securities - Other Corporate and other bonds and notes - Core	300	258
Fixed income securities - Other Corporate and other bonds and notes - Long duration	53	83
Fixed income securities - Other Corporate and other bonds and notes - Municipal bonds	12	6
Fixed income securities - U.S. Government and governmental agencies	655	631
Registered investment companies		14
Commingled funds - Interest bearing investments	153	295
Commingled funds - Hedge funds	86	103
Commingled funds - Equities	1,181	1,321
Commingled funds - Fixed income	1,005	1,607
Commingled funds - Private equity assets	440	505
Commingled funds - Real assets	124	157
Securities lending collateral	888	707
Receivable for foreign exchange contracts	3	2
Assets at fair value	10,954	13,735
Foreign exchange contracts payable	3	2
Liabilities at fair value	3	2
Total plan net assets at fair value	10,951	13,733
Other assets (liabilities)	(1,061)	(986)
Total Plan Net Assets	9,890	12,747
Postretirement Assets And Liabilities, Fair Value [Member] | Level 1 [Member]
Interest bearing cash	30	19
Large cap domestic equity securities	1,785	2,298
Small to mid cap domestic equity securities	1,179	1,452
International equity securities - Developed markets	1,938	2,779
International equity securities - Emerging markets	641	843
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other Corporate and other bonds and notes - Core	0	0
Fixed income securities - Other Corporate and other bonds and notes - Long duration	0	0
Fixed income securities - Other Corporate and other bonds and notes - Municipal bonds	0	0
Fixed income securities - U.S. Government and governmental agencies	48	11
Registered investment companies		14
Commingled funds - Interest bearing investments	0	0
Commingled funds - Hedge funds	0	0
Commingled funds - Equities	136	153
Commingled funds - Fixed income	39	35
Commingled funds - Private equity assets	0	6
Commingled funds - Real assets	0	0
Securities lending collateral	780	636
Receivable for foreign exchange contracts	3	2
Assets at fair value	6,579	8,248
Foreign exchange contracts payable	3	2
Liabilities at fair value	3	2
Total plan net assets at fair value	6,576	8,246
Postretirement Assets And Liabilities, Fair Value [Member] | Level 2 [Member]
Interest bearing cash	340	524
Large cap domestic equity securities	0	0
Small to mid cap domestic equity securities	1	0
International equity securities - Developed markets	1	0
International equity securities - Emerging markets	0	0
Fixed income securities - Asset-backed securities	51	51
Fixed income securities - Collateralized mortgage-backed securities	60	37
Fixed income securities - Collateralized mortgage obligations/REMICS	28	43
Fixed income securities - Other Corporate and other bonds and notes - Core	281	239
Fixed income securities - Other Corporate and other bonds and notes - Long duration	53	83
Fixed income securities - Other Corporate and other bonds and notes - Municipal bonds	12	6
Fixed income securities - U.S. Government and governmental agencies	607	620
Registered investment companies		0
Commingled funds - Interest bearing investments	153	295
Commingled funds - Hedge funds	81	77
Commingled funds - Equities	1,045	1,168
Commingled funds - Fixed income	966	1,572
Commingled funds - Private equity assets	3	3
Commingled funds - Real assets	0	0
Securities lending collateral	108	71
Receivable for foreign exchange contracts	0	0
Assets at fair value	3,790	4,789
Foreign exchange contracts payable	0	0
Liabilities at fair value	0	0
Total plan net assets at fair value	3,790	4,789
Postretirement Assets And Liabilities, Fair Value [Member] | Level 3 [Member]
Interest bearing cash	0	0
Large cap domestic equity securities	0	0
Small to mid cap domestic equity securities	0	0
International equity securities - Developed markets	0	0
International equity securities - Emerging markets	0	0
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other Corporate and other bonds and notes - Core	19	19
Fixed income securities - Other Corporate and other bonds and notes - Long duration	0	0
Fixed income securities - Other Corporate and other bonds and notes - Municipal bonds	0	0
Fixed income securities - U.S. Government and governmental agencies	0	0
Registered investment companies		0
Commingled funds - Interest bearing investments	0	0
Commingled funds - Hedge funds	5	26
Commingled funds - Equities	0	0
Commingled funds - Fixed income	0	0
Commingled funds - Private equity assets	437	496
Commingled funds - Real assets	124	157
Securities lending collateral	0	0
Receivable for foreign exchange contracts	0	0
Assets at fair value	585	698
Foreign exchange contracts payable	0	0
Liabilities at fair value	0	0
Total plan net assets at fair value	$ 585	$ 698